Note 6 - Related Party and Party-In-Interest Transactions (Details Textual) - EBP 95-3520374 001 [Member] - USD ($)		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 63,522
Plumas Bancorp [Member]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment		$ 118,601
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Unrealized Gain (Loss) on Investment		(248,941)
EBP, Management [Member]
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense		$ 64,000